Segment Information (Tables)	6 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following table presents financial information by segment:

	Three Months		Six Months
Periods Ended December 31,	2011	2010	2011	2010
(In thousands)
Revenues
National media	$244,315	$268,483	$502,927	$535,198
Local media	84,402	97,450	153,699	173,475
Total revenues	$328,717	$365,933	$656,626	$708,673

Operating profit
National media	$35,797	$42,200	$71,801	$81,830
Local media	27,156	38,549	38,213	55,277
Unallocated corporate	(8,093)	(10,236)	(16,933)	(18,412)
Income from operations	$54,860	$70,513	$93,081	$118,695

Depreciation and amortization
National media	$3,832	$3,337	$7,193	$6,689
Local media	6,175	5,816	12,164	11,744
Unallocated corporate	498	510	980	1,015
Total depreciation and amortization	$10,505	$9,663	$20,337	$19,448